EARNINGS PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Common Share [Abstract]
Summary of Computation of Basic and Diluted Earnings per Common Share

	For The Three Months Ended		For The Nine Month Ended
	September 30,		September 30,
	2013 (Unaudited)	2012 (Unaudited)	2013 (Unaudited)	2012 (Unaudited)

Net income attributable to the common shareholders	$1,608,769	$1,914,550	$5,142,460	$6,570,598
Basic weighted-average common shares outstanding	9,692,533	8,285,815	9,233,381	7,611,688
Effect of dilutive securities	-	-	-	-
Diluted weighted-average common shares outstanding	9,692,533	8,285,815	9,233,381	7,611,688

Earnings per share:
Basic	$0.17	$0.23	$0.56	$0.86
Diluted	$0.17	$0.23	$0.56	$0.86

	December 31,	December 31,
	2012	2011

Net income attributed to common shareholders	$8,312,469	$8,301,905

Denominator for basic earnings per share-weighted average shares outstanding (pre-split)	7,960,662	7,270,900

Effect of dilutive securities:	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities (pre-split)	7,960,662	7,270,900

Earnings per share - basic	$1.044	$1.142

Earnings per share- diluted	$1.044	$1.142